UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/02

Check here if Amendment [X ]; Amendment Number:  01
  This Amendment (Check only one):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 13, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $129626



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                 Title              VALUE        SHRS or   SH/  PUT/  Inv     Other   Voting Authority
NAME OF ISSUER                   of    CUSIP        (x$1000)     PRN AMT   PRN  CALL  Disc    Mgrs    Sole Shared None
                                 Class
AMR Corp                         com   001765106                1        50  SH       Sole              50
Alliance Capital Mgmt. Ltd.      com   018548107              247      7200  SH       Sole            7200
Allstate Corp                    com   020002101              373     10077  SH       Sole           10077
Amerisource Health               com   03071P102             6933     91225  SH       Sole           91225
BB&T Corp                        com   054937107             1472     38125  SH       Sole           38125
Block H&R Inc.                   com   093671105             8056    174570  SH       Sole          174570
Bridgehampton National Bank      com   108035106             1696     65872  SH       Sole           65872
CMS Energy Corp Com              com   125896100               55      5000  SH       Sole            5000
CVS Corporation Delaware         com   126650100             3036     99200  SH       Sole           99200
Cardinal Health Inc              com   14149Y108             7584    123500  SH       Sole          123500
Circuit City Store Inc           com   172737306             4095    189150  SH       Sole          189150
Citigroup Inc                    com   172967101             6008    155041  SH       Sole          155041
Exxon Mobil Corp Com             com   302290101               70      1712  SH       Sole            1712
Gannett Inc.                     com   364730101             7368     97075  SH       Sole           97075
General Electric                 com   369604103             4775    164382  SH       Sole          164382
Health Care Reit Inc.            com   42217K106               21       700  SH       Sole             700
Highwoods Properties             com   431284108              281     10800  SH       Sole           10800
Home Depot Inc.                  com   437076102             5759    156800  SH       Sole          156800
Illinois Tool Wks Inc.           com   452308109             7379    108040  SH       Sole          108040
Intel Corp.                      com   458140100               63      3470  SH       Sole            3470
Johnson & Johnson                com   478160104             6447    123369  SH       Sole          123369
KeyCorp                          com   493267108               71      2596  SH       Sole            2596
Morgan Stanley, Dean Witter      com   617446448             5576    129425  SH       Sole          129425
Pepsico, Inc.                    com   713448108             4866    100950  SH       Sole          100950
Pfizer Inc.                      com   717081103             7285    208156  SH       Sole          208156
Sabre Hldgs Corp                 com   785905100                1        36  SH       Sole              36
Sealed Air Corp.                 com   81211K100             5812    144324  SH       Sole          144324
Sears Roebuck & Co.              com   812387108              109      2000  SH       Sole            2000
Solectron Corp                   com   834182107               25      4000  SH       Sole            4000
Staples Inc                      com   855030102             8007    406425  SH       Sole          406425
Target Corp                      com   87612E106             7550    198150  SH       Sole          198150
Tennant Co.                      com   880345103              123      3100  SH       Sole            3100
United Parcel Service CL B       com   911312106             5267     85300  SH       Sole           85300
Vodafone Airtouch PLC            com   92857T107             1681    123180  SH       Sole          123180
Wal-Mart Stores                  com   931142103             5606    101900  SH       Sole          101900
Walgreen Co.                     com   931422109             5798    150095  SH       Sole          150095
Winston Hotels, Inc.             com   97563A102               78      8000  SH       Sole            8000
Zimmer Holdings Inc              com   98956P102                3        79  SH       Sole              79
Sealed Air Corp New              pfd   81211K209               49      1200  SH       Sole            1200

TOTAL                                                      129626

